Deferred revenue and deferred platform commission fees - Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Assets (Deferred platform commission fees)
Balance at the beginning	$ 73,996	$ 94,682
Deferred during the year	38,966	37,499
Released to profit or loss	(39,819)	(48,984)
Balance at the end	$ 73,143	$ 83,197